Inventories, Net (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Inventories, Net [Abstract]
Obsolete and slow-moving inventories			$ 20,716	$ 267,847